Business Segment Information (Geographic Area) (Details) (USD $) In Thousands	3 Months Ended										12 Months Ended
	Jul. 02, 2011		Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010		Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011		Jul. 03, 2010		Jun. 27, 2009
Total sales	$ 10,425,703		$ 9,761,660	$ 9,384,852	$ 9,751,274	$ 10,348,477		$ 8,945,093	$ 8,868,499	$ 9,081,426	$ 39,323,489		$ 37,243,495		$ 36,853,330
Long-lived assets held in each geographical area	3,512,389					3,203,823					3,512,389		3,203,823		2,979,200
United States [Member]
Total sales											34,992,273	[1]	33,268,481	[1]	33,378,485	[1]
Long-lived assets held in each geographical area	3,161,724	[2]				2,884,728	[2]				3,161,724	[2]	2,884,728	[2]	2,725,200	[2]
Canada [Member]
Total sales											3,864,420	[1]	3,550,605	[1]	3,134,989	[1]
Long-lived assets held in each geographical area	321,185	[2]				291,514	[2]				321,185	[2]	291,514	[2]	223,320	[2]
Other Geographic Areas [Member]
Total sales											466,796	[1]	424,409	[1]	339,856	[1]
Long-lived assets held in each geographical area	$ 29,480	[2]				$ 27,581	[2]				$ 29,480	[2]	$ 27,581	[2]	$ 30,680	[2]

[1]	Represents sales to external customers from businesses operating in these countries.
[2]	Long-lived assets represents net property, plant and equipment reported in the country in which they are held.